STATEMENTS OF OPERATIONS (Parentheticals) - Class B ordinary shares		2 Months Ended	7 Months Ended
	Aug. 15, 2025 $ / shares shares	May 21, 2025 shares	Sep. 30, 2025 shares	Sep. 05, 2025 shares
Common shares, outstanding		7,666,667	7,666,667
Share split ratio		1	1
Founder shares
Common shares, outstanding	7,666,667
Number of shares no longer subject to forfeiture				1,000,000
Share split ratio	1.33
Shares held by each independent director	40,000
Founder shares | Subsequent event
Common shares, outstanding	7,666,667
Share split ratio	1.33
Number of shares transferred	13,333
Transfer price per share (in dollars per share) | $ / shares	$ 43.48
Shares held by each independent director	40,000
Founder shares | Sponsor
Common shares, outstanding	7,546,667
Number of shares subject to forfeiture			1,000,000
Number of shares no longer subject to forfeiture				1,000,000
Founder shares | Sponsor | Subsequent event
Common shares, outstanding	7,546,667
Maximum
Number of shares subject to forfeiture		1,000,000
Maximum | Founder shares | Sponsor
Number of shares subject to forfeiture		1,000,000
Maximum | Founder shares | Sponsor | Subsequent event
Number of shares subject to forfeiture	1,000,000